Defined Benefit Liability (Details 4) (Parenthetical)	Jun. 30, 2018
Actuarial assumption of discount rates [member]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Actuarial assumption of expected rates of salary increases [member]
Percentage of reasonably possible increase in actuarial assumption	0.50%
Actuarial assumption of expected rates of pension increases [member]
Percentage of reasonably possible increase in actuarial assumption	0.25%